Employee Benefits - Summary of Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Average length of obligation (years)	11 years 9 months 25 days	13 years 5 months 12 days
Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Average length of obligation (years)	11 years 9 months 25 days	13 years 5 months 12 days
Rate of increase in salaries
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	4.47%	4.47%
Rate of increase in salaries | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	4.47%	4.47%
Inflation assumption
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	4.00%	4.00%
Inflation assumption | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	4.00%	4.00%
Rate of increase in basic basket for active personnel
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	5.00%	5.00%
Rate of increase in basic basket for active personnel | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	5.00%	5.00%
Rate of increase in basic basket for retired personnel
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	4.00%	4.00%
Rate of increase in basic basket for retired personnel | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	4.00%	4.00%
Rate of increase in gas and gasoline
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	4.00%	4.00%
Rate of increase in gas and gasoline | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	4.00%	4.00%
Discount and return on plan assets rate
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	9.42%	9.39%
Discount and return on plan assets rate | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	9.42%	9.39%